SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12 - SHAREHOLDERS’ EQUITY:

a.	Share Capital:

1)
Ordinary shares

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. Since inception, the Company has not declared any dividends.

In September 2020, the Company approved a share repurchase program of up to two million ordinary shares, to be purchased out of the Company’s cash reserve and to be paid solely from the Company’s IPO proceeds. In February 2022, the Company approved that the share repurchase program could also be funded from the proceeds of exercised options. In March 2022, the Company approved an additional repurchase program of up to one million ordinary shares, to be purchased out of its cash reserve and to be paid from the Company’s remaining IPO proceeds and from the proceeds of exercised options.

During 2021, the Company purchased 693,734 shares in the amount of $35.4 million. In addition, during 2022, the Company purchased 1,077,213 shares in the amount of $42.6 million. During 2023 the company did not purchase any shares. As of December 31, 2023, the Company purchased 2,557,829 shares in the amount of $95.2 million under these repurchase programs.

On September 30, 2021, the Company executed a 1-for-2 share split (“2021 Share Split”) of the Company’s shares by way of an issuance of bonus shares. Upon the effectiveness of the 2021 Share Split, (i) one bonus share was issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was adjusted through proportional increase, (iii) the exercise price of each exercisable share under such outstanding options to purchase ordinary shares was adjusted through proportional decrease, (iv) the number of outstanding RSUs was adjusted through proportional increase, and (v) the number of shares reserved under the Company’s options plans was proportionally adjusted to accommodate the adjustment to the number of exercisable options under the Company’s respective option plans.

Unless otherwise indicated, and except for authorized capital, all of the share numbers, number of RSUs, number of options to purchase ordinary shares, net income per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to reflect the 2021 Share Split.

2)	Share-based compensation On January 30, 2008, the Company’s Board of Directors adopted two share option plans as follows (collectively, the “2008 Plans”):

a)
2008 Israeli Option Plan (“2008 Israeli Plan”) allowing the Company to grant ordinary shares and options to purchase ordinary shares to Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 Israeli Plan grants the right to exercise such option into one ordinary share of the Company.

b)
2008 ROW Option Plan (“2008 ROW Plan”) allowing the Company to grant ordinary shares and options to purchase ordinary shares to non-Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 ROW Plan grants the right to exercise such option into one ordinary share of the Company.

In June 2018, the Company’s Board of Directors adopted a new incentive plan (“2018 Incentive Plan”), allowing the Company to grant ordinary shares, options to purchase ordinary shares, restricted shares and restricted share unit (“RSUs”) (together, “Awards”) to Israeli and other non-U.S. employees, officers, directors, consultants and service providers of the Company and its Subsidiaries. The 2018 Incentive Plan also includes as an appendix a sub-plan allowing the Company to grant awards to U.S. employees, officers, consultants and service providers of the Company and its Subsidiaries. Each option award under 2018 Incentive Plan grants the right to exercise such option into one ordinary share of the Company. The Company’s subsidiary in U.S. may recognize under U.S. corporate tax laws, a tax benefit for RSU and options exercised for U.S. employees and U.S. service providers for tax purposes.

The grant of awards to Israeli employees, officers and directors under the 2008 Israeli Plan and the 2018 Incentive Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance. Each award grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the 2008 Israeli Plan, with the exception of the work-income benefit component, if any, determined on grant date. For consultants and service providers, grants under the 2008 Israeli Plan and the 2018 Incentive Plan are subject to Section 3(i) of the Israeli Income Tax Ordinance.

Upon the adoption of the 2018 Incentive Plan, the then-current pool of awards available for future grants under the 2008 Plans was canceled and returned to the Company’s authorized and un-issued share capital. In addition, any shares returning to the free pool of options under the 2008 Plans, due to options expirations or otherwise, are automatically returning to the Company’s authorized and un-issued share capital.

Upon adoption of the 2018 Incentive Plan, the Board and the shareholders resolved to approve an evergreen mechanism with respect to the 2018 Incentive Plan, under which the number of reserved, authorized and unissued ordinary shares of the Company available for issuance of awards pursuant to the 2018 Incentive Plan shall automatically increase on an annual basis, by such number of ordinary shares as follows: on the first business day of each calendar year beginning in 2019, the number of awards equal to the lesser of (i) 800,000 ordinary shares, (ii) three percent of the number of shares outstanding as of such date or (iii) a lesser number of ordinary shares as shall be determined by the Company’s board of directors.

As of December 31, 2023, the total awards under 2018 Incentive Plan that have been authorized to be issued as ordinary shares were 8,378,000 of which 1,902,431 awards were available for grant under the 2018 Incentive Plan.

As of December 31, 2023, 1,902,431 awards were available for grant under the 2018 Incentive Plan. Share Options
The following tables is a summary of stock option activity for the year ended on December 31, 2023 :

	Year ended December 31
	2023
		Weighted
	Number	Average
	of	Exercise
	Options	Price*
Outstanding at beginning of year	2,553,640	$5.30
Changes during the year:
Granted	-	-
Exercised	(915,145)	5.92
Forfeited	-	-
Expired	-	-
Outstanding at end of year	1,638,495	$4.96
Exercisable at end of year	1,638,495	$4.96

* In U.S. dollars per Ordinary Share

As of December 31, 2023, the weighted-average remaining contractual life of exercisable options were 1.90 years. The total intrinsic value of options exercised during 2023, 2022 and 2021 were approximately $24,819, $10,549 and $277,978, respectively.

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2023:

Options outstanding and exercisable
Exercise Prices *	Number of options Outstanding and exercisable at end of year	Weighted average remaining contractual life

$0.28	361,993	0.42
$0.29	203,438	0.42
$3.16	149,948	1.71
$3.75	211,173	2.02
$5.11	70,756	2.26
$7.00	41,000	2.61
$9.85	565,129	3.18
$12.16	28,558	3.35
$21.62	6,500	3.86

* In U.S. dollars per Ordinary Share.
The aggregate intrinsic value of total exercisable options as of December 31, 2023 is $28,315.

Restricted Share Units
The following tables summarize information concerning RSUs as of December 31, 2023 :

	Year ended December 31
	2023
		Weighted
	Number	Average
	of	Grant Date
	RSUs	Fair Value
Outstanding at beginning of year	804,575	45.74
Changes during the year:
Granted	706,560	34.44
Vested	(522,326)	43.33
Forfeited	(52,760)	37.21
Outstanding at end of year *	936,049	39.04

* As of December 31, 2023, 275,249 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2024.

Each RSU represents the right to receive one ordinary share of the Company upon the vesting thereof. The fair value of an RSU is identical to the value of the underlying share at the close of the last trading day prior to the day of grant. The weighted average fair value of each RSU granted in 2023 was 34.44, and in 2022 was 49.35 and in 2021 35.44 based on the Company’s share price at closing of trading day prior to the day of grant.

The total fair value of RSUs granted during the year ended December 31, 2023, 2022 and 2021, was $24,334, $30,817, and $19,279 respectively.

As of December 31, 2023, the Company had 660,800 unvested RSUs. The total unrecognized compensation cost of employee RSUs as of December 31, 2023 is $12,517, which is expected to be recognized over a weighted average period of 1.10 years.

The total vesting-date value of equity classified RSUs vested during, 2023 is $6,122. The following table illustrates the effect of share-based compensation on the consolidated statements of income:

	Year ended December 31
	2023	2022	2021
Cost of sales	2,046	1,917	1,108
Research and development expenses	2,652	3,166	1,554
Selling and marketing expenses	17,167	17,302	8,274
General and administrative expenses	1,735	2,067	1,026
	23,600	24,452	11,962

b.
Non-Controlling Interests:

On April 23, 2021, the Company, Dilazar Limited (“Dilazar”), Wigmore and Invasix UK (the UK subsidiary) entered into a share exchange agreement (the “UK Exchange Agreement”) whereby, Dilazar (which owned 49% of the Invasix UK’s shares immediately prior to the UK Exchange Agreement, which shares were previously transferred to Dilazar from its wholly-owned subsidiary Wigmore) sold to the Company all of its outstanding share capital in Invasix UK and Wigmore sold to the Company all of its rights pursuant to the Founders Memorandum of Understanding, dated March 4, 2014, by and between Wigmore and the Company, in exchange for the issuance at closing to Dilazar by the Company in a private placement of 457,912 of the Company’s ordinary shares, par value NIS 0.01. Upon closing, in May 2021, 457,912 of the Company’s ordinary shares were issued to Dilazar from the Company’s treasury shares.